DEPOSITS BY CUSTOMERS - Summary of Time Deposits (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
DEPOSITS BY CUSTOMERS
Carrying value	$ 59,492,839	$ 61,083,519
Fair value	60,721,677	62,284,840
Less than 6 months
DEPOSITS BY CUSTOMERS
Carrying value	14,224,144	10,324,370
Fair value	$ 14,199,074	$ 10,313,384
Less than 6 months | Minimum
DEPOSITS BY CUSTOMERS
Effective interest rate	0.10%	0.10%
Less than 6 months | Maximum
DEPOSITS BY CUSTOMERS
Effective interest rate	6.00%	7.00%
Between 6 and 12 months
DEPOSITS BY CUSTOMERS
Carrying value	$ 6,048,004	$ 7,061,159
Fair value	$ 6,032,234	$ 7,061,834
Between 6 and 12 months | Minimum
DEPOSITS BY CUSTOMERS
Effective interest rate	0.01%	0.20%
Between 6 and 12 months | Maximum
DEPOSITS BY CUSTOMERS
Effective interest rate	6.50%	7.25%
Between 12 and 18 months
DEPOSITS BY CUSTOMERS
Carrying value	$ 5,800,772	$ 7,798,737
Fair value	$ 5,823,728	$ 7,895,539
Between 12 and 18 months | Minimum
DEPOSITS BY CUSTOMERS
Effective interest rate	0.00%	0.25%
Between 12 and 18 months | Maximum
DEPOSITS BY CUSTOMERS
Effective interest rate	7.25%	6.50%
Greater than 18 months
DEPOSITS BY CUSTOMERS
Carrying value	$ 33,419,919	$ 35,899,253
Fair value	$ 34,666,641	$ 37,014,083
Greater than 18 months | Minimum
DEPOSITS BY CUSTOMERS
Effective interest rate	0.00%	0.01%
Greater than 18 months | Maximum
DEPOSITS BY CUSTOMERS
Effective interest rate	9.79%	9.45%